Commitments and contingencies (Details 1)	Mar. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 104,094
2022	104,094
2023	58,824
2024	13,555
2025 and thereafter	3,389
Total undiscounted cash flows	283,956
Less: imputed interest	(19,913)
Present value of lease liabilities	$ 264,043